Description of the Business and Relevant Events - Additional Information (Detail) $ / shares in Units, $ in Thousands										9 Months Ended			12 Months Ended
	Sep. 22, 2023 EUR (€) Towers	Jul. 24, 2023	Jul. 06, 2023 EUR (€)	Jun. 30, 2023 MXN ($) Towers	Jun. 26, 2023 MXN ($)	Jun. 09, 2023 EUR (€)	Apr. 27, 2023 MXN ($) $ / shares	Feb. 06, 2023	Feb. 03, 2023 MXN ($) Towers	Sep. 30, 2023 MXN ($) Country	Sep. 30, 2022 MXN ($)	[1]	Dec. 31, 2022
Percentage of shareholding approval of spin off
Corporate information description										América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil”, “AMX”, “we”, “us” and “our”) was incorporated under the laws of Mexico on September 25, 2000. As of September 30, 2023, the Company provides telecommunications services in 22 countries, as well as through a joint venture in Chile, throughout Latin America, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top (OTT) and other related services. The Company also sells equipment, accessories and computers.
Number of countries in which company operates | Country										22
Number of countries in which company holds license | Country										22
Proceeds from the sale of property plant and equipment spin off										$ 6,997,431	$ 207,731
Dividends paid, ordinary shares per share | $ / shares							$ 0.46
Validity of Agreement of Shareholders								10 years
Global Pesos Notes [Member]
Percentage of shareholding approval of spin off
Debt instrument face value					$ 130,000,000
Debt Instrument Term					5 years
Nine Point Five Percent Sustainable Bonds [Member]
Percentage of shareholding approval of spin off
Debt instrument face value					$ 17,000,000
Debt Instrument Term					7 years
Borrowings interest rate					9.50%
Approval of Shareholders Transactions [Member]
Percentage of shareholding approval of spin off
Repurchase funds authorised amount							$ 20,000,000
Dividends paid, ordinary shares per share | $ / shares							$ 0.46
Telekom Austria AG [member] | COUNTRY A T [Member]
Percentage of shareholding approval of spin off
Percentage of voting rights in subsidiary acquired during the period		5.55%
Proportion of ownership interest in subsidiary										56.55%			51.00%
Telekom Austria AG [member] | COUNTRY A T [Member] | EURO Telesites AG [Member]
Percentage of shareholding approval of spin off
Debt transferred pursuant to spin off | €	€ 1,000,000,000
Number of towers transferred pursuant to spin off | Towers	13,000
Share exchange ratio based on which the shares will be issued by the new company	0.25
Telecommunications Towers [Member]
Percentage of shareholding approval of spin off
Number of telecommunications towers transferred under spin off | Towers				3,480
Sitios Latinoamrica, S.A.B. de C.V [Member] | Telecommunications Towers [Member]
Percentage of shareholding approval of spin off
Number of telecommunications towers transferred under spin off | Towers				2,980					1,388
Proceeds from the sale of property plant and equipment spin off				$ 3,950,079					$ 2,419,568
Telesites SAB de CV [member] | Series One Hybrid Notes [member]
Percentage of shareholding approval of spin off
Debt instrument principal amount of debt closed | €						€ 500,000,000
Telesites SAB de CV [member] | Loan Raised By Way Of Bonds Issue [Member] | Five Point Two Five Percent Euro Five Hundred Million Bond [Member]
Percentage of shareholding approval of spin off
Debt instrument face value | €			€ 500,000,000
Debt Instrument Term			5 years
Borrowings interest rate			5.25%

[1]	Restated for discontinued operations.